CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Accounts receivable, allowance (in dollars)	$ 163	$ 193
Preferred stock, authorized shares	25,000,000	25,000,000
Preferred stock, par value (in dollars per share)	$ 0.01	$ 0.01
Preferred stock, issued shares	0	0
Preferred stock, outstanding shares	0	0
Common stock, authorized shares	300,000,000	300,000,000
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01
Common stock, issued shares	59,853,933	59,463,200
Treasury stock, shares	2,363,324	2,363,324
Series A Junior Participating Preferred Stock
Preferred stock, authorized shares	100,000	100,000